Document and Entity Information	May 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2020
Entity Registrant Name	SOLAREDGE TECHNOLOGIES, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36894
Entity Tax Identification Number	20-5338862
Entity Address, Address Line One	1 Hamada Street
Entity Address, City or Town	Herziliya Pituach
Entity Address, Country	IL
Entity Address, Postal Zip Code	4673335
City Area Code	9
Local Phone Number	957-6620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001419612